Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Share-based Compensation
23. Share-based Compensation
On June 28, 2020, the board of directors of the Company approved the 2019 Equity Incentive Plan (“2019 Plan”) with 161,462,100 Class A ordinary shares reserved. Options, restricted shares, RSUs, dividend equivalents, share appreciation rights and share payments may be granted under the 2019 Plan.
One RSU represents a right relating to one Class A ordinary share of the Group with a par value of US$0.00001 per share.
The RSUs primarily include both service and performance conditions. For service condition, vesting schedules include: (i) 25% of the RSUs shall become vested on each anniversary of the vesting commencement date for four years thereafter; (ii) 40% of the RSUs shall become vested on the grant date and 15% of the RSUs become vested on each anniversary of the vesting commencement date for four years thereafter; (iii) 25% of the RSUs shall become vested on the first anniversary of the vesting commencement date, and the remaining 75% of the RSUs shall become vested in equal installments on each quarterly anniversary of the vesting commencement date for three years thereafter. In addition to the service conditions, for the RSUs granted prior to the completion of the IPO, employees are also required to provide continued service through the satisfaction of the occurrence of change of control or an IPO (“Liquidity Event”) that occurs within seven or ten years after the vesting commencement date. For RSUs with performance conditions which were granted subsequent to the completion of the IPO, employees are required to achieve the performance targets relating to performance appraisal results as set out in the respective relevant award agreements over the respective requisite service period.
The RSUs granted prior to the completion of the IPO are measured at the grant date fair value of the awards and recognized as expense using the graded vesting method, net of estimated forfeitures, if any, over the requisite service period.
Subsequent to the completion of the IPO, RSUs with only a service condition to employees under the 2019 Plan are vested on a straight-line basis net of estimated forfeitures, if any, over the requisite service period. RSUs with both service and performance conditions are recognized as expenses using the graded vesting method, net of estimated forfeitures, if any, over the requisite service period, when the performance condition is concluded to be probable to achieve.

A summary of the Group’s RSU activity for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2021	33,860,228	38.75
Granted (i)	28,010,128	68.29
Vested	(19,564,802)	37.27
Forfeited	(6,309,648)	81.29

Outstanding as of December 31, 2022 (i)	35,995,906	59.72

Expected to vest as of December 31, 2022 (i)	33,116,233

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2022	35,995,906	59.72
Granted (i)	15,177,322	39.31
Vested	(11,276,824)	55.66
Forfeited	(10,701,587)	51.52

Outstanding as of December 31, 2023 (i)	29,194,817	54.42

Expected to vest as of December 31, 2023 (i)	24,487,867

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2023	29,194,817	54.42
Granted (i)	17,812,098	31.01
Vested	(9,466,806)	55.93
Forfeited	(6,274,291)	60.27

Outstanding as of December 31, 2024 (i)	31,265,818	40.07

Expected to vest as of December 31, 2024 (i)	25,950,949
Share-based compensation expense amounting to RMB710,486, RMB550,535 and RMB473,655 was recognized for RSUs for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, there was RMB746,843 of unrecognized compensation expense relating to the RSUs. Excluding the 2022 Performance Based Award mentioned below, the expense is expected to be recognized over a weighted average period of 1.76 years.
For the years ended December 31, 2022, 2023 and 2024, 21,994, 12,922 and 3,850 RSUs with no condition were granted to the Company’s independent directors and the RSUs were vested upon granted, respectively.

(i) 2022 Performance Based Award
In November 2022, the board of directors of the Company granted 8.02 million RSUs to certain employees (“
2022 Award
”) under 2019 Plan. The 2022 Award consists of five vesting tranches with both service and performance conditions. Such employees are required to provide continued services through the achievement of the performance conditions which were different for each vesting tranche. The Group will recognize the compensation cost when the performance conditions become probable of achievement. Two of the five tranches of the 2022 Award had achieved the necessary performance condition as of December 31, 2024 and become probable to vest. For the years ended December 31, 2022, 2023 and 2024, share-based compensation expense related to this grant amounted to nil, RMB26,582 and RMB13,520, respectively. As of December 31, 2024, amounting to RMB41,169 of unrecognized compensation expenses relating to the 2022 Award as the remaining performance conditions were still not considered probable of achievement.